VESSELS, RIGS AND EQUIPMENT, NET (Schedule of Vessels and Equipment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accumulated Depreciation
Depreciation	$ (187,827)	$ (138,330)	$ (111,279)
Vessels, Rigs and Equipment, net
Depreciation	(187,827)	(138,330)	(111,279)
Vessels, rigs and equipment, net
Cost
Vessel additions	560,800
Accumulated Depreciation
Depreciation	(146,500)	(97,000)	(71,300)
Vessels, Rigs and Equipment, net
Depreciation	(146,500)	(97,000)	$ (71,300)
Vessel additions	560,800
Cost
Cost
Capital improvements	1,600	14,400
Vessels, Rigs and Equipment, net
Capital improvements	1,600	14,400
Cost | Vessels, rigs and equipment, net
Cost
Beginning balance	2,782,909
Vessel additions	560,750
Capital improvements	1,574
Ending balance	3,345,233	2,782,909
Vessels, Rigs and Equipment, net
Vessel additions	560,750
Capital improvements	1,574
Accumulated Depreciation | Vessels, rigs and equipment, net
Accumulated Depreciation
Beginning balance	(552,326)
Depreciation	(146,518)
Ending balance	(698,844)	(552,326)
Vessels, Rigs and Equipment, net
Depreciation	(146,518)
Vessels, Rigs and Equipment, net | Vessels, rigs and equipment, net
Cost
Vessel additions	560,750
Capital improvements	1,574
Accumulated Depreciation
Depreciation	(146,518)
Vessels, Rigs and Equipment, net
Beginning balance	2,230,583
Depreciation	(146,518)
Vessel additions	560,750
Capital improvements	1,574
Ending balance	$ 2,646,389	$ 2,230,583